CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Interest and dividend income:
Interest and fees on loans	$ 11,699	$ 9,276	$ 40,358	$ 32,510
Interest and dividends on securities	404	435	1,669	3,172
Interest on short-term investments	26	42	313	100
Total interest and dividend income	12,129	9,753	42,340	35,782
Interest expense:
Interest on deposits	1,437	920	4,468	2,944
Interest on borrowings	534	114	745	782
Total interest expense	1,971	1,034	5,213	3,726
Net interest and dividend income	10,158	8,719	37,127	32,056
Provision for loan losses	1,462	656	3,329	2,929
Net interest and dividend income after provision for loan losses	8,696	8,063	33,798	29,127
Noninterest income:
Gain on sales of securities, net	113			5,912
Bank owned life insurance	177	171	686	645
Other income	15	25	64	87
Total noninterest income	1,046	1,013	4,178	9,955
Noninterest expense:
Salaries and employee benefits	4,294	4,164	16,801	15,365
Occupancy expense	644	450	1,733	1,839
Equipment expense	106	122	471	587
FDIC assessment			301	309
Data processing	203	204	810	741
Marketing expense	55	53	245	300
Professional fees	422	248	1,223	936
Directors' fees	181	163	620	607
Other	841	972	3,210	3,065
Total noninterest expense	6,746	6,376	25,414	23,749
Income before income tax expense	2,996	2,700	12,562	15,333
Income tax expense	778	678	3,237	7,418
Net income	$ 2,218	$ 2,022	$ 9,325	$ 7,915
Earnings per share:
Basic	$ 0.24	$ 0.22	$ 1.01	$ 0.86
Diluted	$ 0.24	$ 0.22	$ 1.00	$ 0.86
Weighted Average Shares:
Basic (in shares)	9,267,106	9,219,865	9,240,086	9,199,274
Diluted (in shares)	9,305,284	9,295,003	9,306,316	9,199,887
Customer service fees on deposit accounts
Noninterest income:
Fees and commission			$ 1,435	$ 1,392
Total noninterest income	$ 329	$ 362
Service charges and fees - other
Noninterest income:
Fees and commission			$ 1,993	$ 1,919
Total noninterest income	$ 412	$ 455